CRAWFORD DIVIDEND GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CRAWFORD DIVIDEND GROWTH FUND	Class I	Class C
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]
[1]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CRAWFORD DIVIDEND GROWTH FUND		Class I	Class C
Management Fees		0.50%	0.50%
Distribution and Shareholder Service (12b-1) Fees		none	1.00%
Other Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses		1.19%	2.19%
Fee Waiver/Expense Reimbursement	[1]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.98%	1.98%
[1]	The Fund's Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business, do not exceed 0.98% through April 30, 2018. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Expense Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - CRAWFORD DIVIDEND GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	100	357	634	1,425
Class C	301	665	1,155	2,507

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
CRAWFORD DIVIDEND GROWTH FUND | Class C | USD ($)	201	665	1,155	2,507

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. Crawford Investment Counsel, Inc. (the “Advisor”) utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth, and a history of dividend growth. The Advisor’s goal is to identify companies that the Advisor believes have market prices that do not reflect their true values and that have above- average total return potential.

The Advisor’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Advisor then selects a portfolio of companies that it believes are undervalued and present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

The Fund may at times overweight certain economic sectors in comparison to its benchmark because the Advisor seeks the best investment opportunities regardless of sector. The Advisor generally purchases securities for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Advisor believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Advisor. The Fund also may sell a security when the Advisor believes that a better investment opportunity is present.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  ADR Risk. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be illiquid.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Best Quarter: 4th Quarter, 2011, 12.70% Worst Quarter: 4th Quarter, 2008, (20.78)%
Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - CRAWFORD DIVIDEND GROWTH FUND	One Year	Five Years	Ten Years
Class I	15.76%	10.54%	4.75%
Class I | Return After Taxes on Distributions	12.02%	7.90%	3.31%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	11.38%	8.71%	3.68%
Class C	14.61%	9.43%	3.72%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	17.34%	14.80%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only and after-tax returns for Class C shares will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.